                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3848

                   RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 5/31

Date of reporting period: 5/31

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
HIGH YIELD BOND FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
MAY 31, 2009
(Prospectus also enclosed)

RIVERSOURCE HIGH YIELD BOND FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH HIGH CURRENT INCOME AS ITS PRIMARY
OBJECTIVE AND, AS ITS SECONDARY OBJECTIVE, CAPITAL
GROWTH.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                            (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Manager Commentary.................    6

The Fund's Long-term Performance...   16

Fund Expenses Example..............   18

Portfolio of Investments...........   21

Statement of Assets and
  Liabilities......................   34

Statement of Operations............   36

Statements of Changes in Net
  Assets...........................   38

Financial Highlights...............   40

Notes to Financial Statements......   49

Report of Independent Registered
  Public Accounting Firm...........   66

Federal Income Tax Information.....   68

Board Members and Officers.........   69

Approval of Investment Management
  Services Agreement...............   73

Proxy Voting.......................   76




--------------------------------------------------------------------------------
                       RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource High Yield Bond Fund (the Fund) Class A shares declined 7.04%
  (excluding sales charge) for the 12 months ended May 31, 2009.

> The Fund outperformed its benchmark, the JP Morgan Global High Yield Index, which fell 9.53% for the same period.

> The Fund also outperformed the Lipper High Current Yield Bond Funds Index, representing the Fund's peer group, which declined 15.08% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2009)
--------------------------------------------------------------------------------


                                   1 year  3 years  5 years  10 years
---------------------------------------------------------------------
RiverSource High Yield Bond Fund
  Class A (excluding sales
  charge)                          -7.04%   +0.76%   +4.32%   +3.26%
---------------------------------------------------------------------
JP Morgan Global High Yield
  Index (unmanaged)                -9.53%   +0.46%   +3.70%   +4.60%
---------------------------------------------------------------------
Lipper High Current Yield Bond
  Funds Index                     -15.08%   -2.24%   +1.79%   +1.97%
---------------------------------------------------------------------


(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MAY 31, 2009
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  12/8/83)                   -7.04%   +0.76%   +4.32%   +3.26%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -7.77%   -0.00%   +3.53%   +2.47%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -7.86%   -0.05%   +3.44%     N/A      +3.04%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -6.75%   +1.01%   +4.64%     N/A      +4.14%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  -7.38%     N/A      N/A      N/A      -1.96%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  -6.70%     N/A      N/A      N/A      -1.51%
---------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                   -6.86%   +0.95%   +4.51%   +3.42%       N/A
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  -6.73%     N/A      N/A      N/A      -1.27%
---------------------------------------------------------------------------
Class W (inception
  12/1/06)                   -6.91%     N/A      N/A      N/A      -1.61%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  12/8/83)                  -11.47%   -0.86%   +3.31%   +2.75%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -11.98%   -1.07%   +3.24%   +2.47%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -8.70%   -0.05%   +3.44%     N/A      +3.04%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *For classes with less than 10 years performance.
**For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
                       RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
                          MEDIUM   QUALITY
           X              LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     4.9 years
--------------------------------------
Effective duration(2)        3.6 years
--------------------------------------
Weighted average bond
  rating(3)                         B+
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.14%       1.03%
-----------------------------------------
Class B              1.90%       1.79%
-----------------------------------------
Class C              1.89%       1.79%
-----------------------------------------
Class I              0.70%       0.63%
-----------------------------------------
Class R2             1.52%       1.43%
-----------------------------------------
Class R3             1.25%       1.18%
-----------------------------------------
Class R4             1.00%       0.93%
-----------------------------------------
Class R5             0.75%       0.68%
-----------------------------------------
Class W              1.16%       1.08%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 1.03% for Class A, 1.79% for Class B, 1.79% for Class C, 0.63% for Class I, 1.43% for Class R2, 1.18% for Class R3, 0.93% for Class R4, 0.68% for Class R5 and 1.08% for Class W.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.


--------------------------------------------------------------------------------
4  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.


--------------------------------------------------------------------------------
                       RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholders:

RiverSource High Yield Bond Fund (the Fund) Class A shares declined 7.04% (excluding sales charge) for the 12 months ended May 31, 2009. The Fund outperformed its benchmark, the JP Morgan Global High Yield Index (JP Morgan Index), which fell 9.53% over the same period. The Fund also outperformed the Lipper High Current Yield Bond Funds Index, representing the Fund's peer group, which declined 15.08% during the same time frame.

SIGNIFICANT PERFORMANCE FACTORS
The high yield corporate bond market experienced significant volatility during the annual period. Relative stability during the first months of the period was followed by an ongoing litany of bad news, beginning in mid-September with the bankruptcy of Lehman Brothers, which subsequently drove credit markets in general and the high yield corporate bond market in particular to trade down sharply. High yield corporate bond spreads, or the yield differential between these securities and Treasuries, widened significantly, as a succession of financial institutions went out of business, were forced to merge or were taken over by the U.S. government. The effect of the near-collapse of the financial system on the high yield

SECTOR DIVERSIFICATION(1) (at May 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     19.3%
------------------------------------------------
Consumer Staples                            5.8%
------------------------------------------------
Energy                                      8.6%
------------------------------------------------
Financials                                  2.3%
------------------------------------------------
Health Care                                 9.3%
------------------------------------------------
Industrials                                 5.5%
------------------------------------------------
Materials                                  15.2%
------------------------------------------------
Mortgage-Backed                             0.1%
------------------------------------------------
Telecommunication                          21.9%
------------------------------------------------
Utilities                                   6.4%
------------------------------------------------
Other(2)                                    5.6%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of May 31, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
6  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


corporate bond market was compounded during these months by poor technical and fundamental factors. On the technicals side, there was tremendous forced selling, as hedge funds and others liquidated portfolios in a massive unwinding of leverage. This hit the high yield bank loan sector particularly hard, but dragged down high yield corporate bonds as well. At the same time, growing concerns about a consumer-led recession led to weak fundamentals for many companies issuing debt. The toxic combination of these factors led to extremely high levels of investor risk aversion and a resulting significant correction in the high yield corporate bond market. By the middle of December, high yield corporate bond spreads stood at the widest levels seen in recent memory.

A rally in the high yield corporate bond market began in mid-December and continued into 2009, as waning risk aversion led to increased investor demand and the new issuance market began to open up. High yield corporate bond spreads tightened significantly. However, in February,

QUALITY BREAKDOWN (at May 31, 2009; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

AAA bonds                                   0.1%
------------------------------------------------
BBB bonds                                   8.3%
------------------------------------------------
BB bonds                                   33.2%
------------------------------------------------
B bonds                                    34.4%
------------------------------------------------
CCC bonds                                  18.3%
------------------------------------------------
CC bonds                                    0.9%
------------------------------------------------
C bonds                                     0.3%
------------------------------------------------
D bonds                                     3.8%
------------------------------------------------
Non-rated bonds                             0.7%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 2.5% of the bond portfolio assets were determined through internal analysis.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                       RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------



increased skepticism over the efficacy of the U.S. banking bailout sparked a downward spiral in the equity markets. The high yield corporate bond market followed suit, as default activity reached higher levels and investor concern dominated. All of the gains earned by the high yield corporate bond market since the start of the calendar year were erased over a period of 17 trading days, and high yield corporate bond spreads widened. Then, in March, the markets turned when Treasury Secretary Tim Geithner clarified his financial stability plan, with a detailed program to remove bad assets from banks' balance sheets. From early March through the end of May, the U.S. equity markets experienced a strong recovery, and the high yield corporate bond market joined the rally, experiencing a steady climb that went a long way in recouping losses from earlier in the period. High yield corporate bond spreads tightened substantially. Fundamentals,

TOP TEN HOLDINGS (at May 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Charter Communications Operating LLC
  6.25% 2014                                1.7%
------------------------------------------------
Fairpoint Communications Tranche B
  5.75% 2015                                1.4%
------------------------------------------------
Hexion Specialty Chemicals Tranche C1
  3.50% 2013                                1.4%
------------------------------------------------
ASG Consolidated LLC/Finance
  11.50% 2011                               1.3%
------------------------------------------------
Liberty Media LLC
  5.70% 2013                                1.3%
------------------------------------------------
Nextel Communications
  7.38% 2015                                1.2%
------------------------------------------------
INVISTA
  9.25% 2012                                1.1%
------------------------------------------------
Dow Chemical
  8.55% 2019                                1.1%
------------------------------------------------
Noranda Aluminum Acquisition
  5.41% 2015                                1.1%
------------------------------------------------
Cott Beverages USA
  8.00% 2011                                1.1%
------------------------------------------------



For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."


--------------------------------------------------------------------------------
8  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


including defaults and downgrades, remained challenged. However, strong supply/demand technical factors, including a lack of new issuance, low dealer inventory and a strong inflow of investment to the sector, supported the March-through-May rally within the high yield corporate bond market.

While a broad-based decline across most sectors of the JP Morgan Index generated disappointing performance for the Fund, sector and security selection decisions overall supported its outperformance of its benchmark index and peer group on a relative basis. The Fund's overweight positioning in the wireless telecommunications industry helped its results most, relative to the JP Morgan Index, as this defensive, comparatively stable sector proved to be less volatile than others in the high yield corporate bond market. Indeed, wireless telecommunications was one of only three segments within the JP Morgan Index that actually generated positive returns during the annual period. Within this industry, the Fund's combined overweight position in SPRINT CAPITAL and NEXTEL COMMUNICATIONS contributed most. A position in CENTENNIAL COMMUNICATIONS also boosted the Fund's results, as it agreed during the period to be sold to AT&T. The Fund's overweight positioning in the cable TV and health care industries was beneficial as well, for these, too, proved to be comparatively stable, recession-resistant, non-cyclical areas of the market.

Issue selection within the chemicals industry contributed positively to the Fund's results. In particular, NOVA CHEMICALS was a strong performer, especially after it agreed to be purchased by Abu Dhabi's International Petroleum


  While a broad-based decline across most sectors of the JP Morgan Index generated disappointing performance for the Fund, sector and security selection decisions overall supported its outperformance of its benchmark index and peer group on a relative basis.






--------------------------------------------------------------------------------
                       RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------



Investment Co. (IPIC). Elsewhere, a holding in subprime auto lender TRIAD ACQUISITION actually performed well during the period. In winding down its business, Triad made a tender offer to buy its own bonds at a premium to where they were trading, and we took advantage of the offer.

Conversely, the Fund's overweight positioning in the gaming sector detracted from its results. The Fund began the period with a roughly equal weighting to the JP Morgan Index in gaming, but we increased exposure to this area based on a long-held and widespread view that gaming was a rather recession-resistant industry. However, the gaming industry surprised many when it was hit hard during the period by the downturn in the economy, especially casinos in Las Vegas. Fund positions in FONTAINEBLEAU LAS VEGAS HOLDINGS, MGM MIRAGE and STATION CASINOS were particular disappointments. The Fund held both bonds and bank debt in a casino construction project of Fontainebleau Las Vegas. While the project remained on time and on budget, its prospects for profitability going forward grew dimmer, given the economic outlook and the tremendous amount of other new construction taking place in Las Vegas. The position fell rather dramatically during the period and while it became clear that Fontainebleau Las Vegas would need to restructure, we held the position through the end of the annual period, given our view of ultimate value relative to current market prices. We also continued to hold the Fund's position in MGM Mirage, though we did reposition within its debt structure to a more secured status. We sold the Fund's position in Station Casinos by the end of November 2008, given its highly leveraged balance sheet. It is important to note that the Fund focused within gaming on what are considered new jurisdictions, such as Native American casinos, which we still consider to be compelling opportunities, and steered away from established jurisdictions, such as Las Vegas. Nevertheless, the non-Vegas gaming operations were brushed by the broad stroke of a downturn in the industry and their bonds remained at depressed levels during much of the period as well.

The Fund's underweight positioning in financials-related issues further detracted from results, as financials was actually one of the better performing segments of the JP Morgan Index during the annual period, generating positive returns. Issue selection within the energy sector also hurt. In particular, COMPTON PETROLEUM FINANCE, DRESSER, and

--------------------------------------------------------------------------------
10  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



CONNACHER OIL AND GAS were weak performers. We sold the Fund's holding in Compton Petroleum Finance by the end of the annual period, but maintained positions in the other two issuers. In the packaging industry, a position in VITRO, a Mexican glass bottle manufacturer, detracted from the Fund's performance. Vitro experienced both fundamental weakness and problems due to derivatives exposure. We exited the position in Vitro prior to the end of the period.

CHANGES TO THE FUND'S PORTFOLIO
During the first half of the annual period, we sought to take profits from those sectors and securities that had performed well during prior months in order to take advantage of opportunities created by more recent weakness in the high yield corporate bond market. For example, following a sustained period of strong performance, we reduced the Fund's position in energy to a rather neutral weight, compared to the JP Morgan Index, as oil and gas prices declined. Primarily for issue-specific reasons, we also reduced the Fund's overweight position in health care to a more modest overweight allocation. Seeing more attractive opportunities elsewhere, we redeployed the proceeds into the gaming sector, as mentioned, and into the cable industry, bringing both to overweight positions.

We selectively added bank loan exposure across certain core holdings in the Fund during this period of market weakness, as these securities tend to be comparatively defensive in nature over time. We found value in these securities at quite attractive levels. While these bank loans proved to be volatile during these months, they also positioned the Fund in a more senior part of a company's capital structure, thus potentially reducing the overall risk within the portfolio over the longer term.

From November 2008 through March 2009, we carefully moved the Fund's portfolio away from its defensive posture to a slightly more aggressive stance, seeking to take positions in those select issues that have strong fundamentals and solid prospects, but had gotten particularly beaten up during the market downturn. Given that we believed the sell-off in the high yield corporate bond market was overdone and unwarrantedly broad-based, our focus was on individual situations and our emphasis was on deep research-based credit selection. During these months, we also increased the Fund's exposure to the chemicals industry, the result

--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------



primarily of issue-specific purchases rather than any fundamental view of the industry overall.

Toward the end of the period, we sought to monetize gains earned during the March-through-May rally in the high yield corporate bond market. For example, we reduced the Fund's exposure to bank loans, as these securities had performed well and contributed positively to the Fund's results during the rally. We also took profits from several individual positions that we had increased from November through March and that had then advanced significantly. We believe that strength in the high yield corporate bond market in the latter months of the annual period may have gotten ahead of itself from a fundamental and technical perspective, and thus sought to gradually reduce the portfolio's risk level at the margin.

At the end of May, the Fund had materially greater exposure than the JP Morgan Index in the cable TV, chemicals, gaming, and wireline telecommunications industries with a lesser overweight in the health care sector. Underweights in the Fund's portfolio included the financials, housing, technology, retail, manufacturing and industrial, and automotive areas. The Fund also maintained holdings in the energy, forest products, utilities and wireless telecommunications industries, each at approximately equal weighting to the JP Morgan Index.

OUR FUTURE STRATEGY
For the near term, we are somewhat cautious in our view for the high yield corporate bond market. On the one hand, conditions for the high yield corporate bond market were much better at the end of May 2009 than they were at the end of 2008, as the credit markets had improved substantially. The actual and perceived thawing of the credit markets was a major catalyst to the late-period rally, driving high yield corporate bonds spreads narrower. On the other hand, while demand for high yield corporate bonds strengthened as investor risk aversion ebbed, we believe the pipeline of new issuance will also be more active in the months ahead. Thus, supply and demand may well come into greater balance during the summer of 2009, taking the technical factors that helped support the March-through-May rally within the high yield corporate bond market out of the picture. Further, we believe the economic recovery still has a long way to go and many companies remain fundamentally challenged. We believe corporate earnings results will be mixed, and

--------------------------------------------------------------------------------
12  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


corporate defaults, which have been rising, will continue to increase over the months to come. In our view, the combination of these factors may be setting the stage for a pause in the high yield corporate bond market rally. Given our view, we believe the Fund's portfolio was prudently constructed at the end of the annual period, with an emphasis on those industries widely considered to be comparatively stable, defensive and non-cyclical in nature.

Over the longer term, we remain more optimistic in our view for the high yield corporate bond market. We believe that at the end of the annual period, yields within the asset class were compensating attractively for risks in the marketplace.

As we move forward, we believe more than ever that the key to potential outperformance will be leveraging our strength in credit research. We employ a bottom-up approach when selecting credits. One of our competitive advantages is that our team of nine analysts performs in-depth research to acquire deep knowledge and insight of the industries it covers. We strive to select the right bonds while maintaining a diligent review of potential credit risks at individual companies. We sell bonds when we believe the risks outweigh a bond's total return potential.

We intend, of course, to continue to seek opportunities to capitalize on attractively valued bonds that have the potential for positive returns. As always, our disciplined credit selection, based on strong fundamental analysis and rigorous risk management, remains our guiding principle.



(PHOTO - SCOTT SCHROEPFER, CFA(R))

Scott Schroepfer, CFA(R)
Portfolio Manager





--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  13

MANAGER COMMENTARY (continued) -------------------------------------------------


Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
14  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource High Yield Bond Fund Class A shares (from 6/1/99 to 5/31/09) as compared to the performance of two widely cited performance indices, the JP Morgan Global High Yield Index and the Lipper High Current Yield Bond Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at May 31, 2009
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE HIGH YIELD BOND FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $8,853    $9,745   $11,768    $13,122
------------------------------------------------------------------------------------------
        Average annual total return                 -11.47%    -0.86%    +3.31%     +2.75%
------------------------------------------------------------------------------------------
JP MORGAN GLOBAL HIGH YIELD INDEX(1)
        Cumulative value of $10,000                  $9,047   $10,139   $11,989    $15,686
------------------------------------------------------------------------------------------
        Average annual total return                  -9.53%    +0.46%    +3.70%     +4.60%
------------------------------------------------------------------------------------------
LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX(2)
        Cumulative value of $10,000                  $8,492    $9,342   $10,928    $12,152
------------------------------------------------------------------------------------------
        Average annual total return                 -15.08%    -2.24%    +1.79%     +1.97%
------------------------------------------------------------------------------------------



Results for other share classes can be found on page 3.


--------------------------------------------------------------------------------
16  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE HIGH YIELD BOND FUND LINE GRAPH)


                      RIVERSOURCE HIGH
                         YIELD BOND                             LIPPER HIGH
                         FUND CLASS          JP MORGAN         CURRENT YIELD
                         A (INCLUDES        GLOBAL HIGH         BOND FUNDS
                        SALES CHARGE)     YIELD INDEX(1)          INDEX(2)
                      ----------------    --------------       -------------
5/31/99                    $ 9,525           $10,000              $10,000
8/99                         9,485             9,903                9,903
11/99                        9,471             9,938                9,970
2/00                         9,698            10,037               10,112
5/00                         9,260             9,724                9,718
8/00                         9,345            10,080                9,967
11/00                        8,605             9,288                8,956
2/01                         9,274            10,139                9,746
5/01                         9,172            10,029                9,400
8/01                         9,117            10,085                9,218
11/01                        9,112             9,982                9,041
2/02                         8,919             9,967                8,878
5/02                         8,776            10,312                9,057
8/02                         8,242             9,753                8,409
11/02                        8,436            10,066                8,714
2/03                         8,715            10,601                9,114
5/03                         9,437            11,551                9,917
8/03                         9,791            11,929               10,242
11/03                       10,344            12,663               10,850
2/04                        10,729            13,231               11,275
5/04                        10,617            13,080               11,119
8/04                        11,198            13,673               11,550
11/04                       11,715            14,261               12,088
2/05                        12,057            14,682               12,428
5/05                        11,845            14,403               12,148
8/05                        12,289            14,933               12,595
11/05                       12,244            14,795               12,524
2/06                        12,649            15,255               12,909
5/06                        12,825            15,469               13,009
8/06                        13,045            15,755               13,213
11/06                       13,561            16,455               13,786
2/07                        14,130            17,069               14,257
5/07                        14,464            17,514               14,623
8/07                        13,858            16,903               14,053
11/07                       13,940            17,072               14,207
2/08                        13,440            16,674               13,744
5/08                        14,117            17,338               14,310
8/08                        13,778            16,743               13,772
11/08                       10,350            11,911                9,774
2/09                        10,948            13,014               10,316
5/09                        13,122            15,686               12,152




(1) The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  17

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
18  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 DEC. 1, 2008   MAY 31, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,267.80        $ 5.77(c)      1.02%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.85        $ 5.14(c)      1.02%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,263.20        $10.04(c)      1.78%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.06        $ 8.95(c)      1.78%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,258.90        $ 9.97(c)      1.77%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.11        $ 8.90(c)      1.77%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,264.70        $ 3.67(c)       .65%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.69        $ 3.28(c)       .65%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,266.00        $ 8.19(c)      1.45%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.70        $ 7.29(c)      1.45%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,265.90        $ 6.78(c)      1.20%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.95        $ 6.04(c)      1.20%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,268.80        $ 5.37(c)       .95%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.19        $ 4.78(c)       .95%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,269.90        $ 3.90(c)       .69%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.49        $ 3.48(c)       .69%

------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  19

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 DEC. 1, 2008   MAY 31, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,269.60        $ 6.22(c)      1.10%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.45        $ 5.54(c)      1.10%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended May 31, 2009: +26.78% for Class A, +26.32% for Class B, +25.89% for Class C, +26.47% for Class I, +26.60% for Class R2, +26.59% for Class R3, +26.88% for Class R4, +26.99%
    for Class R5 and +26.96% for Class W.
(c) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 1.03% for Class A, 1.79% for Class B, 1.79% for Class C, 0.63% for Class I, 1.43% for Class R2, 1.18% for Class R3, 0.93% for Class R4, 0.68% for Class R5 and 1.08% for Class W. Any amounts waived will not be reimbursed by the Fund. This change was effective June 1, 2009. Had this change been in place for the entire six month period ended May 31, 2009, the actual expenses paid would have been $5.82 for Class A, $10.10 for Class B, $10.08 for Class C, $3.56 for Class I, $8.08 for Class R2, $6.67 for Class R3, $5.26 for Class R4, $3.85 for Class R5 and $6.11 for Class W; the hypothetical expenses paid would have been $5.19 for Class A, $9.00 for Class B, $9.00 for Class C, $3.18 for Class I, $7.19 for Class R2, $5.94 for Class R3, $4.68 for Class R4, $3.43 for Class R5 and $5.44 for Class W.


--------------------------------------------------------------------------------
20  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MAY 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (82.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (0.1%)(F)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               0.81%         $8,661,626(i)          $918,224
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (1.7%)
Alion Science and Technology
 02-01-15                              10.25          10,600,000            2,716,250
L-3 Communications
 06-15-12                               7.63           8,113,000            8,143,423
 07-15-13                               6.13           2,035,000            1,887,463
L-3 Communications
 Series B
 10-15-15                               6.38           8,575,000(h)         7,803,250
Moog
 Sr Sub Nts
 06-15-18                               7.25             629,000(d)           595,978
                                                                      ---------------
Total                                                                      21,146,364
-------------------------------------------------------------------------------------

BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88           6,150,000(b,g,n)     1,014,750
-------------------------------------------------------------------------------------

BUILDING MATERIALS (0.7%)
Gibraltar Inds
 Series B
 12-01-15                               8.00          13,422,000            8,757,855
-------------------------------------------------------------------------------------

CHEMICALS (5.9%)
Ashland
 Sr Unsecured
 06-01-17                               9.13           3,160,000(d)         3,207,400
Chemtura
 06-01-16                               6.88          18,167,000(b)        12,716,900
Compass Minerals Intl
 Sr Nts
 06-01-19                               8.00           2,395,000(d,g)       2,371,050
Dow Chemical
 Sr Unsecured
 05-15-19                               8.55          14,075,000           14,073,621
INVISTA
 Sr Unsecured
 05-01-12                               9.25          15,651,000(d)        14,477,175
MacDermid
 Sr Sub Nts
 04-15-17                               9.50           8,948,000(d)         5,637,240
Momentive Performance Materials
 Pay-in-kind
 12-01-14                              10.13          16,249,934(r)         4,874,980
Nalco
 11-15-13                               8.88           5,155,000(h)         5,180,775
Nalco
 Sr Nts
 05-15-17                               8.25           2,790,000(d)         2,769,075
Nova Chemicals
 Sr Unsecured
 11-15-13                               4.54           8,227,000(c,i)       6,417,060
                                                                      ---------------
Total                                                                      71,725,276
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.3%)
Terex
 Sr Sub Nts
 11-15-17                               8.00           5,955,000(h)         4,823,550
Terex
 Sr Unsecured
 06-01-16                              10.88           9,995,000(g)         9,758,418
United Rentals North America
 02-15-12                               6.50           1,290,000            1,206,150
                                                                      ---------------
Total                                                                      15,788,118
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.6%)
West Corp
 10-15-14                               9.50             700,000              630,000
 10-15-16                              11.00           7,749,000            6,586,650
                                                                      ---------------
Total                                                                       7,216,650
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.4%)
AAC Group Holding
 Sr Unsecured
 10-01-12                              10.25           5,800,000(d)         3,422,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CONSUMER PRODUCTS (CONT.)
American Achievement
 04-01-12                               8.25%         $7,620,000(d)        $6,515,100
American Achievement Group Holding
 Sr Unsecured Pay-in-kind
 10-01-12                              16.75             136,718(r)            27,685
Jarden
 05-01-16                               8.00           4,845,000            4,687,538
 05-01-17                               7.50           3,193,000            2,793,875
Sealy Mattress
 06-15-14                               8.25           1,290,000            1,019,100
Sealy Mattress
 Sr Secured
 04-15-16                              10.88           2,520,000(d)         2,557,800
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25           4,815,000            4,718,700
Visant Holding
 Sr Nts
 12-01-13                               8.75           3,080,000            2,979,900
                                                                      ---------------
Total                                                                      28,721,698
-------------------------------------------------------------------------------------

ELECTRIC (3.7%)
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38           2,420,000(h)         1,948,100
 05-15-18                               7.13           8,020,000            5,132,800
Edison Mission Energy
 Sr Unsecured
 06-15-16                               7.75           1,672,000            1,295,800
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56           5,858,628            5,682,869
NiSource Finance
 07-15-14                               5.40           5,405,000            4,859,752
 01-15-19                               6.80           5,035,000            4,511,138
 09-15-20                               5.45           1,515,000            1,195,802
NRG Energy
 01-15-17                               7.38          14,165,000           13,315,100
Texas Competitive Electric Holdings LLC
 Series B
 11-01-15                              10.25          11,260,000(h)         6,671,550
                                                                      ---------------
Total                                                                      44,612,911
-------------------------------------------------------------------------------------

ENTERTAINMENT (2.6%)
AMC Entertainment
 02-01-16                              11.00           7,501,000            7,538,505
AMC Entertainment
 Sr Nts
 06-01-19                               8.75           1,182,000(d,g)       1,148,018
Speedway Motorsports
 Sr Unsecured
 06-01-16                               8.75           4,650,000(d)         4,673,250
United Artists Theatre Circuit
 Pass-Through Ctfs Series BB5
 07-01-15                               9.30           6,043,054(l)         6,062,996
United Artists Theatre Circuit
 Pass-Through Ctfs Series BC3
 07-01-15                               9.30           1,942,843(l)         1,949,254
Warner Music Group
 Sr Secured
 06-15-16                               9.50           9,782,000(d)         9,757,545
                                                                      ---------------
Total                                                                      31,129,568
-------------------------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Clean Harbors
 Secured
 07-15-12                              11.25             957,000              958,196
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (3.4%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 11-01-11                              11.50          18,503,000           16,560,185
Cott Beverages USA
 12-15-11                               8.00          15,992,000           13,753,120
Pinnacle Foods Finance LLC
 04-01-17                              10.63          13,508,000           11,110,330
                                                                      ---------------
Total                                                                      41,423,635
-------------------------------------------------------------------------------------

GAMING (5.5%)
Ameristar Casinos
 Sr Unsecured
 06-01-14                               9.25           2,795,000(d,h)       2,795,000
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13          13,525,000            9,602,749
Circus & Eldorado Jt Venture/
 Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13           9,215,000            7,291,369
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88           7,160,000(d)         6,300,800


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAMING (CONT.)
Fontainebleau Las Vegas Holdings LLC
 2nd Mtge
 06-15-15                              11.00%        $14,586,000(b,d)        $656,370
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00           7,040,000(d)         5,420,800
MGM MIRAGE
 Sr Secured
 11-15-17                              11.13           4,370,000(d,h)       4,637,663
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38           8,325,000(d)         8,033,625
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25           1,885,000            1,526,850
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25           4,690,000            3,798,900
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          15,499,000(d)         8,989,420
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00           8,940,000(d)         7,755,450
                                                                      ---------------
Total                                                                      66,808,996
-------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.4%)
Southwestern Energy
 Sr Nts
 02-01-18                               7.50           4,875,000(d)         4,655,625
-------------------------------------------------------------------------------------

GAS PIPELINES (1.8%)
El Paso
 Sr Unsecured
 12-12-13                              12.00           2,775,000            3,052,500
 06-15-14                               6.88             875,000              828,680
 02-15-16                               8.25           3,270,000            3,212,775
Southern Star Central
 Sr Nts
 03-01-16                               6.75           4,725,000            4,252,500
Williams Companies
 Sr Unsecured
 01-15-20                               8.75           2,855,000(d)         2,912,100
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25           8,930,000            8,037,000
                                                                      ---------------
Total                                                                      22,295,555
-------------------------------------------------------------------------------------

HEALTH CARE (6.7%)
Apria Healthhcare Group
 Sr Secured
 11-01-14                              11.25           2,905,000(d)         2,825,113
Biomet
 Pay-in-kind
 10-15-17                              10.38           3,807,000(r)         3,616,650
Community Health Systems
 07-15-15                               8.88           7,168,000            7,087,360
DaVita
 03-15-13                               6.63           9,746,000            9,136,875
 03-15-15                               7.25           4,236,000            3,981,840
HCA
 Sr Secured
 02-15-17                               9.88           1,315,000(d)         1,315,000
 04-15-19                               8.50           3,010,000(d,h)       2,942,275
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63           9,889,000(r)         9,468,717
HCA
 Sr Unsecured
 02-15-16                               6.50          12,190,000            9,355,824
NMH Holdings
 Sr Unsecured Pay-in-kind
 06-15-14                               8.45           6,215,215(d,i,r)     3,666,977
Omnicare
 06-01-13                               6.13           3,765,000            3,416,738
 12-15-13                               6.75           4,213,000            3,823,298
Select Medical
 02-01-15                               7.63           1,080,000              853,200
Select Medical
 Sr Unsecured
 09-15-15                               7.65          15,812,000(i)        10,673,099
Vanguard Health Holding I LLC
 (Zero coupon through 10-01-09,
 thereafter 11.25%)
 10-01-15                               7.09           2,955,000(o)         2,755,538
Vanguard Health Holding II LLC
 10-01-14                               9.00           6,532,000            6,401,360
                                                                      ---------------
Total                                                                      81,319,864
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

HEALTH CARE INSURANCE (0.7%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30%         $2,535,000           $2,136,698
 03-15-17                               5.95           7,755,000            5,893,955
                                                                      ---------------
Total                                                                       8,030,653
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (1.3%)
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50           8,645,000(h)         7,369,863
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75           6,200,000            5,456,000
William Lyon Homes
 02-15-14                               7.50          12,380,000            3,466,400
                                                                      ---------------
Total                                                                      16,292,263
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (7.2%)
Berry Petroleum
 Sr Nts
 06-01-14                              10.25           3,595,000            3,527,594
Chesapeake Energy
 08-15-14                               7.00           5,722,000(h)         5,192,715
 01-15-16                               6.63           6,892,000            5,909,890
 01-15-18                               6.25           2,520,000(h)         2,044,350
Connacher Oil and Gas
 Secured
 12-15-15                              10.25           9,160,000(c,d)       5,816,600
Denbury Resources
 03-01-16                               9.75           4,170,000            4,253,400
EXCO Resources
 01-15-11                               7.25           9,018,000            8,071,110
Forest Oil
 Sr Nts
 02-15-14                               8.50           4,850,000(d)         4,680,250
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          10,460,000(d)         8,995,600
PetroHawk Energy
 07-15-13                               9.13             845,000              830,213
 06-01-15                               7.88           1,310,000            1,215,025
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50           5,125,000(d)         5,253,125
Quicksilver Resources
 08-01-15                               8.25           6,324,000            5,280,540
 04-01-16                               7.13           3,900,000(h)         2,847,000
Range Resources
 05-15-16                               7.50           3,250,000            3,120,000
 05-01-18                               7.25           2,010,000            1,879,350
Range Resources
 Sr Sub Nts
 05-15-19                               8.00           9,445,000(h)         9,303,324
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63          11,738,000(r)        10,006,644
                                                                      ---------------
Total                                                                      88,226,730
-------------------------------------------------------------------------------------

LODGING (0.9%)
Starwood Hotels & Resorts Worldwide
 Sr Unsecured
 10-15-14                               7.88           6,255,000            5,864,063
Wyndham Worldwide
 Sr Unsecured
 05-01-14                               9.88           5,880,000(h)         5,666,144
                                                                      ---------------
Total                                                                      11,530,207
-------------------------------------------------------------------------------------

MEDIA CABLE (3.9%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-14                              10.38          12,946,000(d)        12,298,700
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50           4,085,000(d)         4,064,575
 06-15-15                               8.50           6,045,000(d)         5,969,438
 02-15-19                               8.63           1,220,000(d)         1,195,600
DIRECTV Holdings LLC/Financing
 06-15-15                               6.38           5,175,000            4,709,250
 05-15-16                               7.63           7,266,000            7,029,855
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50           7,220,000(h)         6,895,100
Videotron
 04-15-18                               9.13           1,490,000(c,d)       1,549,600
Virgin Media Finance
 04-15-14                               8.75           3,470,000(c)         3,348,550
                                                                      ---------------
Total                                                                      47,060,668
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

MEDIA NON CABLE (7.6%)
DISH DBS
 10-01-11                               6.38%         $5,940,000(h)        $5,739,525
 10-01-14                               6.63           5,040,000            4,573,800
 02-01-16                               7.13          10,449,000            9,613,080
Intelsat Jackson Holdings
 06-15-16                              11.25           7,450,000(c,h)       7,636,250
Intelsat Subsidiary Holding
 01-15-15                               8.88           2,610,000(c,d)       2,570,850
Lamar Media
 Series B
 08-15-15                               6.63           6,030,000            4,944,600
Lamar Media
 Series C
 08-15-15                               6.63             646,000              523,260
Lamar Media
 Sr Nts
 04-01-14                               9.75          10,435,000(d)        10,735,006
LBI Media
 Sr Sub Nts
 08-01-17                               8.50           5,112,000(d)         1,853,100
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70          19,236,000           16,398,689
Nielsen Finance LLC
 08-01-14                              10.00           4,150,000            3,952,875
Nielsen Finance LLC
 Sr Nts
 05-01-16                              11.50           2,600,000(d,h)       2,483,000
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75           6,115,000(c)         5,427,063
Rainbow Natl Services LLC
 09-01-12                               8.75          12,485,000(d)        12,625,456
 09-01-14                              10.38           3,003,000(d)         3,096,844
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13           2,190,000            1,857,545
                                                                      ---------------
Total                                                                      94,030,943
-------------------------------------------------------------------------------------

METALS (1.9%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25           7,965,000            7,965,000
 04-01-17                               8.38           1,350,000            1,339,875
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                               5.41          26,164,866(i,r)      13,867,379
                                                                      ---------------
Total                                                                      23,172,254
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.1%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88           6,247,000            5,716,005
GMAC LLC
 12-01-14                               6.75           8,530,000(d)         7,122,550
                                                                      ---------------
Total                                                                      12,838,555
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.2%)
Helix Energy Solutions Group
 01-15-16                               9.50           3,068,000(d)         2,531,100
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.9%)
Cardtronics
 08-15-13                               9.25           7,319,000            6,459,017
Cardtronics
 Series B
 08-15-13                               9.25           5,653,000            4,988,773
                                                                      ---------------
Total                                                                      11,447,790
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.5%)
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13           6,395,000            5,787,475
-------------------------------------------------------------------------------------

PACKAGING (1.2%)
Crown Americas LLC/Capital II
 Sr Unsecured
 05-15-17                               7.63           3,680,000(d,h)       3,606,400
Owens-Brockway Glass Container
 05-15-16                               7.38           5,230,000(d,h)       5,060,025
Silgan Holdings
 Sr Unsecured
 08-15-16                               7.25           6,385,000(d,h)       6,161,525
                                                                      ---------------
Total                                                                      14,827,950
-------------------------------------------------------------------------------------

PAPER (3.2%)
Boise Cascade LLC
 10-15-14                               7.13           8,207,000            3,959,878
Cascades
 02-15-13                               7.25           2,985,000(c)         2,574,563


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
PAPER (CONT.)
Georgia-Pacific LLC
 06-15-15                               7.70%         $3,645,000           $3,398,963
 05-01-16                               8.25           3,305,000(d)         3,255,425
 01-15-17                               7.13           7,208,000(d)         6,775,519
Jefferson Smurfit US
 Sr Unsecured
 06-01-13                               7.50           8,335,000(b,n)       2,542,175
NewPage
 Sr Secured
 05-01-12                              10.00          15,982,000            8,949,919
Norampac Inds
 06-01-13                               6.75           4,535,000(c)         3,798,063
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00           3,535,000(b,n)       1,148,875
Verso Paper Holdings LLC
 Sr Secured
 07-01-14                              11.50           3,425,000(d,g)       3,185,250
                                                                      ---------------
Total                                                                      39,588,630
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Warner Chilcott
 02-01-15                               8.75           9,902,000            9,902,000
-------------------------------------------------------------------------------------

TECHNOLOGY (1.8%)
Communications & Power Inds
 02-01-12                               8.00           6,214,000            5,810,090
CPI Intl
 Sr Unsecured
 02-01-15                               7.38           1,825,000(i)         1,642,500
SS&C Technologies
 12-01-13                              11.75           7,462,000            6,976,970
SunGard Data Systems
 08-15-15                              10.25           8,317,000(h)         7,547,678
                                                                      ---------------
Total                                                                      21,977,238
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (1.4%)
Erac USA Finance
 10-15-17                               6.38           8,500,000(d)         7,288,407
Hertz
 01-01-14                               8.88           3,821,000            3,477,110
 01-01-16                              10.50           7,526,000(h)         6,547,620
                                                                      ---------------
Total                                                                      17,313,137
-------------------------------------------------------------------------------------

WIRELESS (5.1%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                               7.75          12,580,000(d)        12,391,300
Cricket Communications
 11-01-14                               9.38             275,000(h)           273,625
 07-15-15                              10.00           5,915,000(d)         5,944,575
Cricket Communications
 Sr Secured
 05-15-16                               7.75           9,155,000(d,g)       8,846,019
MetroPCS Wireless
 11-01-14                               9.25           8,140,000            8,170,525
MetroPCS Wireless
 Sr Nts
 11-01-14                               9.25           1,995,000(d)         1,995,000
Nextel Communications
 Series D
 08-01-15                               7.38          19,301,000           15,296,042
Nextel Communications
 Series E
 10-31-13                               6.88             365,000(h)           303,863
Sprint Capital
 01-30-11                               7.63           4,270,000            4,216,625
 03-15-12                               8.38           4,200,000            4,137,000
                                                                      ---------------
Total                                                                      61,574,574
-------------------------------------------------------------------------------------

WIRELINES (5.7%)
Frontier Communications
 Sr Unsecured
 05-01-14                               8.25           2,215,000            2,165,163
 03-15-19                               7.13           9,705,000            8,564,663
Level 3 Financing
 03-15-13                              12.25           2,660,000            2,433,900
 02-15-17                               8.75           6,504,000            4,577,190
Qwest
 Sr Unsecured
 09-01-11                               7.88           5,940,000            5,917,725
 06-15-15                               7.63          11,190,000           10,714,424
 05-01-16                               8.38           2,545,000(d)         2,494,100
 06-01-17                               6.50          11,610,000           10,303,875
Time Warner Telecom Holdings
 02-15-14                               9.25           5,000,000            5,012,500


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Windstream
 08-01-13                               8.13%         $1,875,000           $1,844,531
 08-01-16                               8.63          11,807,000           11,600,377
 03-15-19                               7.00           4,605,000            4,109,963
                                                                      ---------------
Total                                                                      69,738,411
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,103,942,775)                                                 $1,004,363,863
-------------------------------------------------------------------------------------



SENIOR LOANS (10.9%)(p)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.4%)
Alion Science and Technology
 Term Loan
 TBD                                     TBD          $1,935,000(g,q)      $1,277,100
 02-06-13                               9.50%          5,935,110            3,917,173
                                                                      ---------------
Total                                                                       5,194,273
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.9%)
Ford Motor
 Term Loan
 12-15-13                          3.35-4.14          15,070,505           10,766,067
-------------------------------------------------------------------------------------

CHEMICALS (1.7%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 TBD                                     TBD           2,593,502(g,q)       1,538,802
 05-05-13                               3.50          26,137,786           15,508,333
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 TBD                                     TBD             563,383(g,q)         334,272
 05-05-13                               3.50           5,674,474            3,366,836
                                                                      ---------------
Total                                                                      20,748,243
-------------------------------------------------------------------------------------

ELECTRIC (0.5%)
Energy Future Holdings
 Tranche B3 Term Loan
 10-10-14                          3.82-3.88           9,065,000(h)         6,213,332
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.4%)
AMC Entertainment Holdings
 Pay-in-kind Term Loan
 06-13-12                               6.32           6,134,365(r)         4,416,743
-------------------------------------------------------------------------------------

GAMING (0.7%)
Fontainebleau Las Vegas LLC
 Delayed Draw Term Loan
 06-06-14                               4.32           5,657,216(b)           735,438
Fontainebleau Las Vegas LLC
 Term Loan
 06-06-14                               5.28          11,314,432(b)         1,470,876
Great Lakes Gaming of Michigan LLC
 Development Term Loan
 08-15-12                               9.00           4,473,268(l)         3,749,941
Great Lakes Gaming of Michigan LLC
 Non-Gaming Land Acquisition
 Letter of Credit
 08-15-12                               9.00           1,654,716(l)         1,387,149
Great Lakes Gaming of Michigan LLC
 Transition Term Loan
 08-15-12                               9.00           1,158,629(l)           971,279
                                                                      ---------------
Total                                                                       8,314,683
-------------------------------------------------------------------------------------

HEALTH CARE (1.1%)
IASIS Healthcare LLC Pay-in-kind Term Loan
 06-16-14                               6.29          18,540,712(r)        13,534,720
-------------------------------------------------------------------------------------

MEDIA CABLE (1.8%)
Charter Communications Operating LLC
 Term Loan
 TBD                                     TBD          12,000,000(g,q)      10,323,360
 03-05-14                               6.25          12,321,075           10,599,575
                                                                      ---------------
Total                                                                      20,922,935
-------------------------------------------------------------------------------------

METALS (0.3%)
Noranda Aluminum Acquisition
 Tranche B Term Loan
 05-18-14                               2.32           6,391,244            4,122,353
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.0%)
Dresser
 2nd Lien Term Loan
 05-04-15                               6.09          20,560,000           12,541,600
-------------------------------------------------------------------------------------

RETAILERS (0.7%)
Toys "R" Us
 Tranche B Term Loan
 07-19-12                               4.57          10,265,199            8,391,800
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)

WIRELINES (1.4%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD          $4,865,000(g,q)      $3,493,070
 03-31-15                               5.75%         19,559,349           14,043,612
                                                                      ---------------
Total                                                                      17,536,682
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $157,498,212)                                                     $132,703,431
-------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (--%)
Link Energy LLC Unit                                  1,646,684(b,k)          $14,821
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                                   29,470,000(b,l)               29
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (--%)
Arena Brands                                            111,111(b,j,l,m)           --
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,965,223)                                                           $14,850
-------------------------------------------------------------------------------------



OTHER (0.2%)
ISSUER                                                 SHARES                VALUE(a)
OTHER FINANCIAL INSTITUTIONS
Varde Fund V LP                                      25,000,000(e,l,m)     $2,538,750
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                $2,538,750
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.27%              67,786,230(s)        $67,786,230
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $67,786,230)                                                       $67,786,230
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN (4.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     51,701,018           $51,701,018
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $51,701,018)                                                       $51,701,018
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,399,893,458)(t)                                              $1,259,108,142
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At May 31, 2009, the value of foreign securities represented 3.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the value of these securities amounted to $279,882,788 or 23.0% of net assets.


--------------------------------------------------------------------------------
28  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At May 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $45,017,594. See Note 1 to the financial statements.

(h) At May 31, 2009, security was partially or fully on loan. See Note 6 to the financial statements.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2009.

(j)  Negligible market value.

(k) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended May 31, 2009 are as follows:

                           BEGINNING   PURCHASE  SALES     ENDING    DIVIDEND
     ISSUER                   COST       COST     COST      COST      INCOME   VALUE(a)
     ----------------------------------------------------------------------------------
     Link Energy LLC
       Unit               $13,076,335     $--     $--   $13,076,335     $--     $14,821




--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(l)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). The aggregate value of such securities at May 31, 2009, was $16,659,399 representing 1.4% of net assets. Information concerning such security holdings at May 31, 2009, is as follows:

                                                       ACQUISITION
     SECURITY                                             DATES                            COST
     ---------------------------------------------------------------------------------------------
     Arena Brands                                       09-03-92                        $5,888,888
       Common
     Crown Paper Escrow                                 04-16-07
       Common                                                                                   --
     Great Lakes Gaming of Michigan              03-02-07 thru 09-15-07
       LLC
       Development Term Loan
       9.00% 2012                                                                        4,419,138
     Great Lakes Gaming of Michigan              03-02-07 thru 09-15-07
       LLC
       Non-Gaming Land Acquisition
       Letter of Credit
       9.00% 2012                                                                        1,634,693
     Great Lakes Gaming of Michigan              03-02-07 thru 09-15-07
       LLC
       Transition Term Loan
       9.00% 2012                                                                        1,144,609
     United Artists Theatre Circuit              12-08-95 thru 04-03-02
       Pass-Through Ctfs Series BB5
       9.30% 2015                                                                        5,817,298
     United Artists Theatre Circuit                     12-06-01
       Pass-Through Ctfs Series BC3
       9.30% 2015                                                                        1,615,631
     Varde Fund V LP                             04-27-00 thru 06-19-00                         --*


     * The original cost for this position in fiscal year 2004 was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(m) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(n)  This position is in bankruptcy.

(o) For those zero coupons that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(p) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.


--------------------------------------------------------------------------------
30  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(q) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(r) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(s) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at May 31, 2009.

(t) At May 31, 2009, the cost of securities for federal income tax purposes was $1,391,676,976 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $39,783,926
     Unrealized depreciation                         (172,352,760)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(132,568,834)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2009:

                                         FAIR VALUE AT MAY 31, 2009
                       --------------------------------------------------------------
                            LEVEL 1          LEVEL 2
                         QUOTED PRICES        OTHER         LEVEL 3
                           IN ACTIVE       SIGNIFICANT    SIGNIFICANT
                          MARKETS FOR      OBSERVABLE    UNOBSERVABLE
DESCRIPTION            IDENTICAL ASSETS      INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------
Investments in
  securities             $119,487,247    $1,122,961,496   $16,659,399  $1,259,108,142


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                 INVESTMENTS IN
                                                   SECURITIES
---------------------------------------------------------------
Balance as of May 31, 2008                         $26,107,878
  Accrued discounts/premiums                            91,372
  Realized gain (loss)                               1,738,948
  Change in unrealized appreciation
    (depreciation)*                                 (1,789,299)
  Net purchases (sales)                             (4,144,053)
  Transfers in and/or out of Level 3                (5,345,447)
---------------------------------------------------------------
Balance as of May 31, 2009                         $16,659,399
---------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2009 was $(1,606,452).



--------------------------------------------------------------------------------
32  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  33

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MAY 31, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $1,267,329,875)           $ 1,139,606,073
  Affiliated money market fund (identified cost $67,786,230)            67,786,230
  Investments of cash collateral received for securities on loan
    (identified cost $51,701,018)                                       51,701,018
  Other affiliated issuers (identified cost $13,076,335)                    14,821
----------------------------------------------------------------------------------
Total investments in securities (identified cost $1,399,893,458)     1,259,108,142
Capital shares receivable                                                4,614,339
Dividends and accrued interest receivable                               23,520,464
Receivable for investment securities sold                               50,903,619
----------------------------------------------------------------------------------
Total assets                                                         1,338,146,564
----------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                        1,017,337
Capital shares payable                                                   1,497,516
Payable for investment securities purchased                             64,353,980
Payable upon return of securities loaned                                51,701,018
Accrued investment management services fees                                 19,423
Accrued distribution fees                                                  217,890
Accrued transfer agency fees                                                 5,401
Accrued administrative services fees                                         2,195
Accrued plan administration services fees                                      660
Other accrued expenses                                                     197,774
----------------------------------------------------------------------------------
Total liabilities                                                      119,013,194
----------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 1,219,133,370
----------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     5,307,903
Additional paid-in capital                                           2,630,469,978
Excess of distributions over net investment income                      (1,829,264)
Accumulated net realized gain (loss)                                (1,274,029,931)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          (140,785,316)
----------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 1,219,133,370
----------------------------------------------------------------------------------
*Including securities on loan, at value                            $    50,688,131
----------------------------------------------------------------------------------




--------------------------------------------------------------------------------
34  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                                NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $1,003,575,895          436,811,958                       $2.30(1)
Class B                     $  109,559,138           47,713,625                       $2.30
Class C                     $   21,579,358            9,454,650                       $2.28
Class I                     $   74,332,691           32,399,309                       $2.29
Class R2                    $       14,121                6,128                       $2.30
Class R3                    $    1,242,890              538,148                       $2.31
Class R4                    $    2,390,655            1,040,477                       $2.30
Class R5                    $        3,897                1,695                       $2.30
Class W                     $    6,434,725            2,824,309                       $2.28
-------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $2.41. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  35

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED MAY 31, 2009


INVESTMENT INCOME
Income:
Interest                                                           $ 117,002,051
Income distributions from affiliated money market fund                   650,028
Fee income from securities lending                                       101,914
--------------------------------------------------------------------------------
Total income                                                         117,753,993
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    6,353,707
Distribution fees
  Class A                                                              2,194,454
  Class B                                                              1,126,604
  Class C                                                                154,385
  Class R2                                                                    47
  Class R3                                                                 1,124
  Class W                                                                 32,692
Transfer agency fees
  Class A                                                              1,673,399
  Class B                                                                226,943
  Class C                                                                 30,282
  Class R2                                                                     5
  Class R3                                                                   225
  Class R4                                                                   599
  Class R5                                                                     2
  Class W                                                                 26,154
Administrative services fees                                             722,190
Plan administration services fees
  Class R2                                                                    23
  Class R3                                                                 1,124
  Class R4                                                                 2,994
Compensation of board members                                             31,471
Custodian fees                                                           105,020
Printing and postage                                                     167,665
Registration fees                                                        137,534
Professional fees                                                         67,784
Other                                                                     32,735
--------------------------------------------------------------------------------
Total expenses                                                        13,089,162
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (1,279,293)
  Earnings and bank fee credits on cash balances                         (10,924)
--------------------------------------------------------------------------------
Total net expenses                                                    11,798,945
--------------------------------------------------------------------------------
Investment income (loss) -- net                                      105,955,048

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
36  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(132,631,432)
  Swap transactions                                                     (374,325)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (133,005,757)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (65,412,282)
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (198,418,039)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ (92,462,991)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED MAY 31,                                                           2009            2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  105,955,048  $  126,020,300
Net realized gain (loss) on investments                              (133,005,757)    (73,331,801)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                  (65,412,282)   (113,650,004)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       (92,462,991)    (60,961,505)
-------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                           (87,064,573)    (92,027,977)
    Class B                                                           (10,204,273)    (14,410,322)
    Class C                                                            (1,419,091)     (1,392,372)
    Class I                                                            (6,378,537)     (8,054,105)
    Class R2                                                                 (906)           (369)
    Class R3                                                              (49,775)           (344)
    Class R4                                                             (126,080)        (82,390)
    Class R5                                                                 (389)           (363)
    Class W                                                            (1,249,996)     (4,192,045)
  Tax return of capital
    Class A                                                                    --         (40,163)
    Class B                                                                    --          (6,289)
    Class C                                                                    --            (608)
    Class I                                                                    --          (3,515)
    Class R4                                                                   --             (36)
    Class W                                                                    --          (1,829)
-------------------------------------------------------------------------------------------------
Total distributions                                                  (106,493,620)   (120,212,727)

-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
38  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


YEAR ENDED MAY 31,                                                           2009            2008
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                   $  310,840,609  $  196,422,904
  Class B shares                                                       17,789,456      18,833,838
  Class C shares                                                        9,526,472       2,467,245
  Class I shares                                                       27,527,076      42,473,426
  Class R2 shares                                                          73,762           4,052
  Class R3 shares                                                       1,258,093              --
  Class R4 shares                                                       2,019,375         435,232
  Class W shares                                                        6,249,862     112,121,312
Reinvestment of distributions at net asset value
  Class A shares                                                       63,288,333      69,001,568
  Class B shares                                                        7,988,478      11,411,686
  Class C shares                                                        1,090,716       1,125,071
  Class I shares                                                        6,348,382       8,139,335
  Class R2 shares                                                             334              38
  Class R3 shares                                                          48,369              --
  Class R4 shares                                                         123,752          83,570
  Class W shares                                                        1,254,750       4,214,685
Payments for redemptions
  Class A shares                                                     (343,721,357)   (460,100,793)
  Class B shares                                                      (66,087,529)   (151,878,801)
  Class C shares                                                       (5,703,753)     (8,296,094)
  Class I shares                                                      (23,557,298)    (63,573,729)
  Class R2 shares                                                         (67,143)           (183)
  Class R3 shares                                                        (154,516)             --
  Class R4 shares                                                        (703,365)       (734,634)
  Class W shares                                                      (19,075,497)   (116,812,442)
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (3,642,639)   (334,662,714)
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (202,599,250)   (515,836,946)
Net assets at beginning of year                                     1,421,732,620   1,937,569,566
-------------------------------------------------------------------------------------------------
Net assets at end of year                                          $1,219,133,370  $1,421,732,620
-------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                 $   (1,829,264) $   (1,470,509)
-------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  39

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $2.74        $3.02        $2.89        $2.86        $2.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .22(b)       .22(b)       .20          .20          .19
Net gains (losses) (both realized and
 unrealized)                                          (.44)        (.29)         .15          .03          .12
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.22)        (.07)         .35          .23          .31
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.22)        (.21)        (.22)        (.20)        (.19)
Tax return of capital                                   --         (.00)(c)       --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.22)        (.21)        (.22)        (.20)        (.19)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.30        $2.74        $3.02        $2.89        $2.86
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)             $1,004       $1,134       $1,463       $1,535       $1,735
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.14%        1.13%        1.08%        1.08%        1.04%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     1.02%        1.10%        1.08%        1.08%        1.04%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         9.85%        7.71%        6.94%        6.78%        6.67%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                83%          64%          95%          93%         105%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (7.04)%      (2.40)%       12.77%(i)     8.27%       11.56%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(h) Total return does not reflect payment of a sales charge.
(i) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
40  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $2.74        $3.02        $2.89        $2.86        $2.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .20(b)       .19(b)       .18          .18          .17
Net gains (losses) (both realized and
 unrealized)                                          (.44)        (.29)         .15          .03          .12
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.24)        (.10)         .33          .21          .29
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.20)        (.18)        (.20)        (.18)        (.17)
Tax return of capital                                   --         (.00)(c)       --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.20)        (.18)        (.20)        (.18)        (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.30        $2.74        $3.02        $2.89        $2.86
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $110         $174         $321         $433         $629
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.90%        1.89%        1.84%        1.83%        1.79%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     1.78%        1.86%        1.84%        1.83%        1.79%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         8.98%        6.92%        6.18%        6.00%        5.92%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                83%          64%          95%          93%         105%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (7.77)%      (3.17)%       11.91%(i)     7.45%       10.72%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(h) Total return does not reflect payment of a sales charge.
(i) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $2.72        $3.00        $2.87        $2.84        $2.73
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .20(b)       .19(b)       .18          .18          .17
Net gains (losses) (both realized and
 unrealized)                                          (.44)        (.29)         .15          .03          .11
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.24)        (.10)         .33          .21          .28
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.20)        (.18)        (.20)        (.18)        (.17)
Tax return of capital                                   --         (.00)(c)       --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.20)        (.18)        (.20)        (.18)        (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.28        $2.72        $3.00        $2.87        $2.84
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $22          $19          $26          $28          $36
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.89%        1.88%        1.83%        1.83%        1.79%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     1.77%        1.86%        1.83%        1.83%        1.79%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         9.11%        6.95%        6.18%        6.02%        5.92%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                83%          64%          95%          93%         105%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (7.86)%      (3.21)%       11.95%(i)     7.47%       10.35%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(h) Total return does not reflect payment of a sales charge.
(i) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
42  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $2.73        $3.02        $2.89        $2.86        $2.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .23(b)       .23(b)       .21          .21          .21
Net gains (losses) (both realized and
 unrealized)                                          (.44)        (.30)         .16          .03          .11
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.21)        (.07)         .37          .24          .32
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.23)        (.22)        (.24)        (.21)        (.20)
Tax return of capital                                   --         (.00)(c)       --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.23)        (.22)        (.24)        (.21)        (.20)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.29        $2.73        $3.02        $2.89        $2.86
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $74          $72          $97          $24          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .70%         .72%         .67%         .69%         .64%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                      .65%         .69%         .67%         .69%         .64%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        10.34%        8.13%        7.37%        7.49%        7.06%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                83%          64%          95%          93%         105%
--------------------------------------------------------------------------------------------------------------
Total return                                       (6.75)%      (2.36)%       13.21%(h)     8.69%       11.97%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(h) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  43

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                 $2.74        $3.02        $2.95
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .21(c)       .21(c)       .11
Net gains (losses) (both realized and
 unrealized)                                          (.44)        (.29)         .05
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.23)        (.08)         .16
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.21)        (.20)        (.09)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.30        $2.74        $3.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.52%        1.51%        1.45%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.39%        1.25%        1.45%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         9.46%        7.63%        6.58%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                83%          64%          95%
--------------------------------------------------------------------------------------------------------------
Total return                                       (7.38)%      (2.75)%        5.72%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
44  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                 $2.74        $3.02        $2.95
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .22(c)       .22(c)       .11
Net gains (losses) (both realized and
 unrealized)                                          (.43)        (.29)         .06
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.21)        (.07)         .17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.22)        (.21)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.31        $2.74        $3.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.25%        1.26%        1.20%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.20%         .99%        1.20%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        11.09%        7.82%        6.84%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                83%          64%          95%
--------------------------------------------------------------------------------------------------------------
Total return                                       (6.70)%      (2.47)%        5.85%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  45

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $2.74        $3.01        $2.89        $2.86        $2.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .22(b)       .23(b)       .21          .21          .20
Net gains (losses) (both realized and
 unrealized)                                          (.43)        (.29)         .14          .02          .12
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.21)        (.06)         .35          .23          .32
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.23)        (.21)        (.23)        (.20)        (.20)
Tax return of capital                                   --         (.00)(c)       --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.23)        (.21)        (.23)        (.20)        (.20)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.30        $2.74        $3.01        $2.89        $2.86
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $1           $1           $1           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.00%        1.02%         .94%         .90%         .87%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                      .87%         .76%         .93%         .90%         .87%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        10.46%        8.07%        7.10%        6.96%        6.84%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                83%          64%          95%          93%         105%
--------------------------------------------------------------------------------------------------------------
Total return                                       (6.86)%      (1.87)%       12.56%(h)     8.45%       11.75%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after waiver/reimbursement and after reduction for earnings and bank fee credits was 0.75% for the year ended May 31, 2008.
(h) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
46  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                 $2.74        $3.02        $2.95
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .23(c)       .22(c)       .12
Net gains (losses) (both realized and
 unrealized)                                          (.44)        (.28)         .05
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.21)        (.06)         .17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.23)        (.22)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.30        $2.74        $3.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .75%         .78%         .71%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .70%         .75%         .71%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        10.19%        8.06%        7.33%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                83%          64%          95%
--------------------------------------------------------------------------------------------------------------
Total return                                       (6.73)%      (2.06)%        6.09%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  47

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                 $2.71        $3.00        $2.94
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .22(c)       .21(c)       .11
Net gains (losses) (both realized and
 unrealized)                                          (.43)        (.30)         .07
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.21)        (.09)         .18
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.22)        (.20)        (.12)
Tax return of capital                                   --         (.00)(d)       --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.22)        (.20)        (.12)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.28        $2.71        $3.00
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $6          $23          $30
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.16%        1.17%        1.06%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.10%        1.14%        1.06%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         9.51%        7.59%        6.05%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                83%          64%          95%
--------------------------------------------------------------------------------------------------------------
Total return                                       (6.91)%      (2.87)%        6.20%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.13% for the year ended May 31, 2008.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
48  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource High Yield Bond Fund (the Fund) is a series of RiverSource High Yield Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource High Yield Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in high-yielding, high risk corporate bonds, commonly known as junk bonds.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At May 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


VALUATION OF SECURITIES
Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the

--------------------------------------------------------------------------------
50  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




current market conditions as of the close of the NYSE. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At May 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at May 31, 2009 was $16,659,399 representing 1.37% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

INVESTMENTS IN LOANS
The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2009, the Fund has outstanding when-issued securities of $25,185,073 and other forward-commitments of $19,832,521.


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of recognition of unrealized appreciation (depreciation) for certain derivative investments, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


--------------------------------------------------------------------------------
52  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, excess of distributions over net investment income has been decreased by $179,817 and accumulated net realized loss has been decreased by $225,821,381 resulting in a net reclassification adjustment to decrease paid-in capital by $226,001,198.

The tax character of distributions paid for the years indicated is as follows:

                                                YEAR ENDED MAY 31,
                ---------------------------------------------------------------------------------
                                  2009                                      2008
                ---------------------------------------   ---------------------------------------
                  ORDINARY      LONG-TERM    TAX RETURN     ORDINARY      LONG-TERM    TAX RETURN
                   INCOME     CAPITAL GAIN   OF CAPITAL      INCOME     CAPITAL GAIN   OF CAPITAL
-------------------------------------------------------------------------------------------------
Class A         $87,064,573        $--           $--      $92,027,977        $--         $40,163
Class B          10,204,273         --            --       14,410,322         --           6,289
Class C           1,419,091         --            --        1,392,372         --             608
Class I           6,378,537         --            --        8,054,105         --           3,515
Class R2                906         --            --              369         --              --
Class R3             49,775         --            --              344         --              --
Class R4            126,080         --            --           82,390         --              36
Class R5                389         --            --              363         --              --
Class W           1,249,996         --            --        4,192,045         --           1,829


At May 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income................       $1,553,599
Undistributed accumulated long-term gain.....              $--
Accumulated realized loss....................  ($1,283,661,310)
Unrealized appreciation (depreciation).......    ($133,519,463)


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At May 31, 2009, the Fund did not

--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


own nor was it a party to any credit derivative contracts within the scope of these amendments.

The Fund has adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. See Investments in Derivatives for more information.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date. Non-cash dividends or interest included in investment income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.


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

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2. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments which are securities or contracts whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indexes. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns.

CREDIT DEFAULT SWAP TRANSACTIONS
The Fund many enter into credit default swap contracts to increase or decrease its credit exposure to an issuer of debt securities, a specific debt security, or an index of issuers or debt securities. Additionally, credit default swaps may be used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange, the Fund will receive the notional amount from the seller. the difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering

--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. At May 31, 2009, there were no credit default swap contracts outstanding which had a premium paid or received by the Fund. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the referenced obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. At May 31, 2009, and for the year then ended, the Fund had no outstanding credit default swap contracts.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.59% to 0.36% annually as the Fund's net assets increase. The management fee for the year ended May 31, 2009 was 0.59% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's net assets increase. The fee for the year ended May 31, 2009 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2009, other expenses paid to this company were $6,899.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though

--------------------------------------------------------------------------------
56  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,625,000 and $185,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $897,929 for Class A, $73,553 for Class B and $3,501 for Class C for the year ended May 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended May 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  1.02%
Class B.............................................  1.78
Class C.............................................  1.77
Class I.............................................  0.65
Class R2............................................  1.39
Class R3............................................  1.20
Class R4............................................  0.87
Class R5............................................  0.70
Class W.............................................  1.10


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $614,555
Class B..........................................    78,884
Class C..........................................    11,481


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2..........................................  $    6
Class R3..........................................       5
Class R4..........................................   1,012


The management fees waived/reimbursed at the Fund level were $573,350.

Under an agreement which was effective until May 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses

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58  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




such that net expenses (excluding fees and expenses of acquired funds(*)), would not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.02%
Class B.............................................  1.78
Class C.............................................  1.77
Class I.............................................  0.65
Class R2............................................  1.45
Class R3............................................  1.20
Class R4............................................  0.95
Class R5............................................  0.70
Class W.............................................  1.10


Effective June 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds(*)), will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.03%
Class B.............................................  1.79
Class C.............................................  1.79
Class I.............................................  0.63
Class R2............................................  1.43
Class R3............................................  1.18
Class R4............................................  0.93
Class R5............................................  0.68
Class W.............................................  1.08


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the year ended May 31, 2009, the Fund's custodian and transfer agency fees were reduced by $10,924 as a result of earnings and bank fee credits from overnight cash balances.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $873,276,373 and $914,717,811, respectively, for the year

--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



ended May 31, 2009. Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       YEAR ENDED MAY 31, 2009
                                   ISSUED FOR
                                   REINVESTED                         NET
                        SOLD     DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------
Class A             146,655,775    29,131,447   (153,404,209)      22,383,013
Class B               8,385,665     3,661,712    (27,790,250)     (15,742,873)
Class C               4,627,278       506,315     (2,539,080)       2,594,513
Class I              13,554,465     2,937,284    (10,609,007)       5,882,742
Class R2                 29,236           151        (26,434)           2,953
Class R3                588,694        23,787        (76,028)         536,453
Class R4                975,803        58,255       (329,658)         704,400
Class W               2,898,098       571,738     (8,936,744)      (5,466,908)
---------------------------------------------------------------------------------


                                       YEAR ENDED MAY 31, 2008
                                   ISSUED FOR
                                   REINVESTED                         NET
                        SOLD     DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------
Class A              69,812,179    24,649,149   (164,712,404)     (70,251,076)
Class B               6,671,784     4,066,883    (53,611,257)     (42,872,590)
Class C                 885,681       404,210     (2,987,355)      (1,697,464)
Class I              14,766,534     2,910,381    (23,351,195)      (5,674,280)
Class R2                  1,533            14            (67)           1,480
Class R4                154,704        29,801       (263,793)         (79,288)
Class W              39,481,557     1,512,140    (42,718,599)      (1,724,902)
---------------------------------------------------------------------------------


6. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

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60  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

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The investments made with the cash collateral are listed in the Portfolio of
Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At May 31, 2009, securities valued at $50,688,131 were on loan, secured by cash collateral of $51,701,018 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $101,914 earned from securities lending from Dec. 1, 2008 through May 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from June 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $632,880,665 and $590,880,173, respectively, for the year ended May 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at May 31, 2009, can be found in the Portfolio of Investments.


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                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended May 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

9. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $1,205,756,170 at May 31, 2009, that if not offset by capital gains will expire as follows:

    2010            2011            2014          2016           2017
$517,121,802    $552,664,309    $19,078,058    $6,050,907    $110,841,094




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62  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

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Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $77,905,140 that is treated for income tax purposes as occurring on June 1, 2009.

For the year ended May 31, 2009, $226,001,198 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any

--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading

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64  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

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in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  65

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE HIGH YIELD BOND FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource High Yield Bond Fund (the Fund) of the RiverSource High Yield Income Series, Inc., as of May 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
66  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource High Yield Bond Fund of the RiverSource High Yield Income Series, Inc. at May 31, 2009, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
July 21, 2009


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  67

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended May 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals ...................      0.00%
    Dividends Received Deduction for corporations................      0.00%
    U.S. Government Obligations..................................      0.00%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
68  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 149 funds, which includes 105 RiverSource funds and 44 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1999                  Governor of Minnesota
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  69

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 67                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceuticals,
Minneapolis, MN 55402                            Biotech                                                  Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
70  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 48                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  71

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  2006                  LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 43                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 54
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 50                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 2009    Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company, RiverSource Service Corporation and Seligman
Age 58                                           Data Corp. since 2009; Chief Compliance Officer for
                                                 each of the Seligman funds since 2004 and all funds in
                                                 the RiverSource Family of Funds since 2009; Anti-Money
                                                 Laundering Prevention Officer and Identity Theft
                                                 Prevention Officer for each of the Seligman funds since
                                                 2008; Managing Director, J. & W. Seligman & Co.
                                                 Incorporated and Vice-President for each of the
                                                 Seligman funds, 2004-2008
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 2004            Ameriprise Financial, Inc. since 2004; Compliance
Minneapolis, MN 55474                            Director, Ameriprise Financial, Inc., 2004-2008
Age 45
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
72  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS

--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  73

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



Agreement. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and the exceptionally challenging market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability. They also reviewed information in the report comparing the fees charged to the Fund by RiverSource Investments to fees charged to other client accounts (with similar investment strategies to those of the Fund).


--------------------------------------------------------------------------------
74  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
                      RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT  75

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
76  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 ANNUAL REPORT

RIVERSOURCE HIGH YIELD BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                             S-6370 AE (7/09)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended May 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource High Yield Income Series, Inc. were as follows:

                          2009 - $35,923   2008 - $33,650

(b) Audit - Related Fees. The fees for the year ended May 31, to Ernst & Young LLP for additional professional services rendered in connection with the registrant's semiannual financial statement review for RiverSource High Yield Income Series, Inc. were as follows:

                             2009 - $375   2008 - $350

(c) Tax Fees. The fees for the year ended May 31, to Ernst & Young LLP for tax compliance related services for RiverSource High Yield Income Series, Inc. were as follows:

                           2009 - $3,498   2008 - $3,300

(d) All Other Fees. The fees for the year ended May 31, to Ernst & Young LLP for additional professional services rendered for RiverSource High Yield Income Series, Inc. were as follows:

                               2009 - $0   2008 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to
     Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2009 and 2008 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended May 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                       2009 - $579,879   2008 - $615,450

(h) 100% of the services performed in item (g) above during 2009 and 2008 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial

         Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource High Yield Income Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date August 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date August 4, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date August 4, 2009